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                                 NOVEMBER 6, 2006, AS AMENDED, JANUARY 17, 2007
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HIGHMARK
   The smarter approach to investing.

SMALL CAP ADVANTAGE FUND         RETAIL SHARES
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prospectus

[MOUNTAIN RANGE GRAPHIC OMITTED]

[HIGHMARK FUNDS(R) LOGO OMITTED]

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

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HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The investment portfolios have various investment goals and strategies. This prospectus gives you important information about the Class A and Class C Shares of one of the investment portfolios, HighMark's Small Cap Advantage Fund (the "Fund") that you should know before investing. The Fund also offers a class of Shares called Fiduciary Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

INDIVIDUAL HIGHMARK FUND PROFILE

Small Cap Advantage Fund ..................................................    2

SHAREOWNER GUIDE -- HOW TO INVEST IN THE FUND

Choosing a Share Class ....................................................    5
How Sales Charges Are Calculated ..........................................    5
Sales Charge Reductions and Waivers .......................................    6
Fees for Distribution of Shares ...........................................    7
Payments to Financial Firms ...............................................    7
Opening an Account ........................................................    8
Buying Shares .............................................................    9
Selling Shares ............................................................   10
Exchanging Shares .........................................................   11
Transaction Policies ......................................................   11
Dividends and Distributions ...............................................   14
Taxes .....................................................................   14
Investor Services .........................................................   15

MORE ABOUT THE FUND

Investment Management .....................................................   16
Financial Highlights ......................................................   16
Other Investment Matters ..................................................   17
Glossary of Investment Risks ..............................................   21

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A.*, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

* Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Fund.

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[AMPERSAND GRAPHIC OMITTED]         FUND SUMMARY

[QUOTES GRAPHIC OMITTED]            INVESTMENT STRATEGY

[EXCLAMATION MARK GRAPHIC OMITTED]  WHAT ARE THE MAIN
                                    RISKS OF INVESTING
                                    IN THIS FUND?

[AT SIGN GRAPHIC OMITTED]           PERFORMANCE INFORMATION

[QUESTION MARK GRAPHIC OMITTED]     DID YOU KNOW?

[POUND SIGN GRAPHIC OMITTED]        FUND INFORMATION

[DOLLAR SIGN GRAPHIC OMITTED]       FEES AND EXPENSES

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PROSPECTUS
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2


HIGHMARK FUNDS
SMALL CAP ADVANTAGE FUND
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
[AMPERSAND GRAPHIC OMITTED] FUND SUMMARY
      INVESTMENT GOAL                  To seek long-term capital appreciation
      ------------------------------------------------------------------------------------------------------------------
      INVESTMENT FOCUS                 U.S. common stocks of small-cap companies
      ------------------------------------------------------------------------------------------------------------------
      PRINCIPAL INVESTMENT STRATEGY    Seeks to identify companies with strong earnings growth and that are selling at an attractive valuation
      ------------------------------------------------------------------------------------------------------------------
      SHARE PRICE VOLATILITY           Moderate to High
      ------------------------------------------------------------------------------------------------------------------
      INVESTOR PROFILE                 Risk tolerant investors seeking long-term capital appreciation
      ------------------------------------------------------------------------------------------------------------------

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[QUOTES GRAPHIC OMITTED] INVESTMENT STRATEGY

HighMark Small Cap Advantage Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. SMALL CAPITALIZATION companies that the adviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of small capitalization companies.

The adviser uses an actively managed bottom-up stock selection process for choosing securities across a small-cap equity market universe that primarily includes companies represented in the Russell 2000 Index. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria, and potential for price appreciation to allocate security holdings. The Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts.

Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Risk characteristics of the portfolio are monitored in an effort to minimize return volatility relative to the Russell 2000 Index. Investments are sold when, as determined by the Fund's adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

In addition to holdings in primarily small-cap equity securities, the Fund may buy American Depository Receipts (ADRs) and invest in derivatives including equity index futures and exchange traded funds ("ETF" securities) as warranted. Derivatives, particularly index futures and options, may be used by the Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single sector, country or region. Non-U.S. equity exposure is limited, under normal market conditions, to no more than 10% of the total assets of the Fund. Fixed income and cash equivalent assets will generally not exceed 10% of the total assets of the Fund under normal market conditions.

In addition to those securities described above, the Fund may invest in other types of securities including fixed income securities and very short-term debt obligations called money market securities. Investment in such securities could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 17.

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[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN
                                   RISKS OF INVESTING
                                   IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of small U.S. growth companies--may underperform other kinds of investments or the market as a whole.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 21. For more information about additional risks to which the Fund may be subject, please see page 17.

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[AT SIGN GRAPHIC OMITTED] PERFORMANCE
                          INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

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[POUND SIGN GRAPHIC OMITTED] FUND
                             INFORMATION

                             CLASS           CUSIP         TICKER
                             ------------------------------------------
                             Class A         431112457     N/A
                             Class C         431112440     N/A

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[QUESTION MARK GRAPHIC OMITTED] DID YOU KNOW?

The managers consider companies to have a SMALL CAPITALIZATION if their capitalization is generally within the range of those companies in the Russell 2000(R) Index.

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                                                                     (continued)

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HIGHMARK FUNDS
SMALL CAP ADVANTAGE FUND (CONTINUED)
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[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Class A or Class C Shares of the Small Cap Advantage Fund. The first table describes the fees that you would pay directly from your investment if you purchased or sold Class A or Class C Shares. The second table describes the expenses you would pay indirectly if you held Class A or Class C Shares.

-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------
                                                                                       CLASS A   CLASS C
                                                                                       SHARES    SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*     5.50%     0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**               0%      1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                    2.00%     0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                     2.00%     0%

-----------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------
                                                                                       CLASS A   CLASS C
                                                                                       SHARES    SHARES
Investment Advisory Fees                                                                0.95%     0.95%
Distribution (12b-1) Fees                                                               0.25%     1.00%
Other Expenses+                                                                         0.47%     0.22%
                                                                                        ----      ----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                 1.67%     2.17%
Fee Waivers                                                                             0.10%      0%
   NET EXPENSES++                                                                       1.57%     2.17%

* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges Are Calculated."

*** Applicable to Class A Shares held 30 days or less. Does not include any wire transfer fees, if applicable.

+     Other Expenses are based on estimated amounts for the current fiscal year.

++ The Fund's adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, as well as taxes relating to transacting in foreign securities, if any) for Class A Shares from exceeding 1.57% for the period beginning November 6, 2006 and ending on November 30, 2007. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, as well as taxes relating to transacting in foreign securities, if any) at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

            Class A Shares: 1.55%
            Class C Shares: 2.15%

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EXAMPLE
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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                        1 YEAR     3 YEARS

CLASS A SHARES                           $701       $1,037

CLASS C SHARES

If you do not sell
your shares:                             $220         $679

If you sell your
shares at the
end of the period:                       $320         $679

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SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider whether an investment in the Small Cap Advantage Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

FOREIGN INVESTORS

The Fund does not accept investments by non-resident aliens.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares--Classes A and C--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A and Class C Shares:

CLASS A

o     Front-end sales charges, as described below.

o     Distribution and service (12b-1) fees of 0.25%.

o Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

      o Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

      o Orders for Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

CLASS C

o     No front-end sales charge.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described below.

o No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

To compensate HighMark Capital Management, Inc. for the commission it may pay to your broker or financial institution at the time of purchase, HighMark Capital Management may receive 12b-1 fees paid on Class C Shares during the first 12 months of investment.

BECAUSE 12b-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN CLASS A SHAREHOLDERS WHO HOLD THEIR SHARES FOR A SIMILAR PERIOD.

THE SMALL CAP ADVANTAGE FUND ALSO OFFERS FIDUCIARY CLASS SHARES, WHICH HAVE THEIR OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS C SHARES.

HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES: FRONT-END SALES CHARGE

                           AS A             AS A
                       PERCENTAGE OF    PERCENTAGE OF
YOUR INVESTMENT       OFFERING PRICE   YOUR INVESTMENT

0 - $49,999               5.50%             5.82%
$50,000 - $99,999         4.50%             4.71%
$100,000 - $249,999       3.75%             3.90%
$250,000 - $499,999       2.50%             2.56%
$500,000 - $999,999       2.00%             2.04%
$1,000,000 and Over       0.00%*            0.00%

* If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%, based on the current market value of the Shares. Multiple purchases are handled on a "first in, first out" basis. This Contingent Deferred Sales Charge may be paid to HighMark Capital Management, Inc. to compensate it for the commission it may pay to your broker or financial institution at the time of purchase.

CLASS C SHARES: CONTINGENT DEFERRED SALES CHARGE

Class C Shares are available at their net asset value per share, without any initial sales charge.

If you sell Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). The CDSC is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

THE CDSC IS AS FOLLOWS:

CLASS C SHARES

IF SOLD WITHIN        CDSC ON SHARES BEING SOLD
1st year              1.00%
After 1st year        0%

Class C Shares do not to convert to Class A Shares.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in

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PROSPECTUS
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6


HIGHMARK FUNDS
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your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

On the purchase of your Class C Shares, HighMark Capital Management, Inc. may pay a commission equal to 1.00% of your purchase to your broker or financial institution. HighMark Capital Management, Inc. may also receive any CDSC imposed when you sell your Class C Shares.

REPURCHASE OF CLASS A SHARES

You may purchase any amount of Class A Shares of any HighMark Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of HighMark Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

o RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A, Class B or Class C Shares of any other series of HighMark Funds that you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation. The applicable front-end sales charge rate for the new purchase is based on the total of your current purchase and the current value of all other Shares you own. You must provide your account number and the account number(s) of your spouse and your minor children, and the age of such children, as applicable.

o COMBINATION PRIVILEGE: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

o LETTER OF INTENT: If you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of 5% of the total amount and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

CLASS A FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

(1)   Through reinvestment of dividend and capital gain distributions.

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

(3)   By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

(8) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

(9) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(10)  By current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds; by directors, officers and employees (as well as their spouses
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                                                                               7


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      and children under the age of 21) of Union Bank of California, SEI
      Investments Distribution Co. or their affiliated companies, Boston Financial Data Services and of sub-advisers to the HighMark Funds.

(11) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

(12) By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1988 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

(13)  Through exchange of Class M Shares of HighMark Funds.

(14) By clients of financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such clients.

(15) By participants in retirement plans, college savings plans or other plans for which the plan recordkeeping is performed by financial intermediaries who would have otherwise been entitled to receive a front-end sales charge but who elect not to receive such front-end sales charge with respect to such plans.

THE INTERPRETATION OF THESE PROVISIONS AS TO THE APPLICABILITY OF A SPECIAL ARRANGEMENT OR WAIVER IN A PARTICULAR CASE IS IN THE SOLE DISCRETION OF THE FUND. THESE WAIVERS AND SPECIAL ARRANGEMENTS MAY BE AMENDED OR TERMINATED AT ANY TIME BY THE FUND.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER, CONTACT THE DISTRIBUTOR OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS).

FOR CATEGORIES 2 THROUGH 10 AND 12-15 ABOVE, YOU MUST NOTIFY THE DISTRIBUTOR AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

CDSC WAIVERS: You may qualify for a CDSC waiver if:

o     you are selling Shares as part of a systematic withdrawal plan.

o     you are taking certain distributions from a retirement plan.

o     the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

The Fund makes sales charge and breakpoint information available, free of charge, on or through HighMark Funds' website at WWW.HIGHMARKFUNDS.COM through the Fund's prospectuses and SAI, which are available for download or by request, respectively, at the hyperlink "Forms and Literature."

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A and Class C Shares that allow the Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                                                           PERCENTAGE OF AVERAGE
SHARE CLASS                                                   DAILY NET ASSETS

Class A                                                            0.25%
Class C                                                            1.00%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL FIRMS

Some or all of the sales charges, distribution fees and servicing fees described above may be paid or "reallowed" to the broker, dealer, financial adviser or other financial intermediaries through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediaries, including TruSource and other affiliates of HighMark Capital Management, Inc., may receive certain other payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans.

For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries. The Fund may make payments under HighMark Funds' shareholder services plans relating to the Class A Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of the Fund. The shareholder services plans are more fully described in the SAI. Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments.

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES. In addition to the foregoing revenue sharing and marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of the Fund and/or for the servicing of Shares of the Fund. These payments made by HighMark Capital Management may be made to supplement commissions paid

----------
PROSPECTUS
----------
8

to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Fund with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Fund on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares;
(5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6)

HIGHMARK FUNDS
--------------------------------------------------------------------------------

payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that the Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Fund's distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Fund on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Fund so that they can provide suitable information and advice to prospective investors and shareholders of the Fund.

Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and SEI Investments Distribution Co., HighMark Capital Management makes payments to SEI Investments Distribution Co. for marketing and wholesaling the Fund.

IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Fund, HighMark Capital Management and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Fund may receive commissions from the Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.    Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for Class A or Class C Shares of the Fund are as follows:

      o     INITIAL PURCHASE:       $1,000 for the Fund

                                    $250 for current and retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates, and Boston Financial Data Services

                                    $100 for Automatic Investment Plan

      o     ADDITIONAL PURCHASES:   $100 for the Fund

                                    $100 monthly minimum per HighMark Fund for Automatic Investment Plan

      We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

      What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening an account.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               9


--------------------------------------------------------------------------------
      HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

      In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

      Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

      Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

      However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE FUND'S ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

o     Make out a check for the investment amount, payable to "HighMark Funds."

o Deliver the check and your completed application to your financial representative, or mail them to the Fund's Transfer Agent (see address below).

ADDING TO AN ACCOUNT

o     Make out a check for the investment amount, payable to "HighMark Funds."

o Include a note specifying the Fund name, your share class, your account number and the name(s) in which the account is registered.

o Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

      TRANSFER AGENT ADDRESS:
      HighMark Funds
      P.O. Box 8416
      Boston, MA 02266-8416
      Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

o Deliver your completed application to your financial representative, or mail it to the Transfer Agent (address above).

o Obtain your Fund account number by calling your financial representative or our Transfer Agent.

o     Instruct your bank to wire the amount of your investment to:
      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02101
      ABA# 011000028
      DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

o     Call our Transfer Agent before wiring any funds.

o     Instruct your bank to wire the amount of your investment to:
      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02101
      ABA# 011000028
      DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

----------
PROSPECTUS
----------
10


HIGHMARK FUNDS
--------------------------------------------------------------------------------
OPENING AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

--------------------------------------------------------------------------------
BY LETTER
--------------------------------------------------------------------------------

DESIGNED FOR

o     Accounts of any type.

o     Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

o Include all signatures and any guarantees that may be required (see "Selling Shares in Writing").

o     Mail the materials to our Transfer Agent.

      TRANSFER AGENT ADDRESS:
      HighMark Funds
      P.O. Box 8416
      Boston, MA 02266-8416
      Phone Number: 1-800-433-6884

o We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

o If you are invested in an IRA or Roth IRA account, you can contact HighMark customer service to obtain an IRA distribution form at 1-800-433-6884. The IRA distribution form is also downloadable at www.highmarkfunds.com.

BY PHONE

DESIGNED FOR

o     Accounts of any type, except Individual Retirement Accounts or Roth IRAs.

o     Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

--------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
--------------------------------------------------------------------------------

DESIGNED FOR

o     Requests by letter to sell at least $500 (accounts of any type).

o Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

TO SELL SOME OR ALL OF YOUR SHARES

o We will wire amounts of $500 or more on the next business day after we receive your request.

o Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

DESIGNED FOR

o     Accounts of any type.

o     Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Obtain a current prospectus for the Fund or other investment portfolio of HighMark Funds into which you are exchanging by calling HighMark Funds or your financial representative.

o Call HighMark Funds or your financial representative to request an exchange.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

DESIGNED FOR

o     Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

o Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

o     you are selling more than $50,000 worth of Shares.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

o     you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              11


--------------------------------------------------------------------------------
REDEMPTION IN KIND. The Fund reserves the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell Shares within a fairly short period of time. Before the Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new HighMark Fund"), provided that you:

o     Are qualified to invest in the new HighMark Fund.

o Satisfy the initial and additional investment minimums for the new HighMark Fund.
o Invest in the same share class in the new Highmark Fund as you did in the previous HighMark Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging plus any applicable sales charge. In addition, if you exchange Class A Shares of one HighMark Fund for those of another HighMark Fund, you may be subject to an exchange fee. See "Redemption Fees and Exchange Fees" above.

CLASS A SHARES. In addition to the potential exchange fee referenced above, if you want to exchange Class A Shares of one HighMark Fund for those of another HighMark Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark money market fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund (the "Initial Fund"), you may exchange such Class A Money Market Fund Shares for Class A Shares of another HighMark Fund and pay, with respect to sales charges, the difference between the sales charge of the Initial Fund and the sales charge of the HighMark Fund that you are currently exchanging into, if the sales charge of the HighMark Fund that you are exchanging into is higher. To receive a reduced sales charge when exchanging into a HighMark Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS C SHARES. To calculate the Class C Shares' contingent deferred sales charge payable upon redemption, we combine the period you held Class C Shares of the "old" HighMark Fund with the period you held Class C Shares of the new HighMark Fund.

TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value per share of a class is calculated according to the following formula:

      (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)

      / Total number of the Fund's Shares outstanding in the class

      = The class's net asset value per share

We determine the net asset value (NAV) of the Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If the adviser or the sub-adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the sub-administrator and request that a fair value committee (the "Committee") meeting be called.

The sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time HighMark Funds calculates net asset value. If price movements in a monitored index or security exceed levels established by the sub-administrator ("trigger points"), the sub-administrator will notify the adviser or the sub-adviser of any Fund holding foreign securities that such limits have been exceeded. If the monitored index or security is considered indicative only of securities in a specific region, the sub-administrator will only notify the adviser of the Fund that holds securities from that region. If an applicable trigger point is exceeded, the sub-administrator shall request that a Committee meeting be called.

----------
PROSPECTUS
----------
12


HIGHMARK FUNDS
--------------------------------------------------------------------------------
In addition, HighMark Funds uses a third party fair valuation vendor (the "Vendor") for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor fair values if there is a movement in the U.S. market that exceeds a specific threshold ("trigger threshold") that has been established by the Committee. The Committee also establishes a "confidence interval" -- representing the correlation between the price of a specific foreign security and movements in the U.S. market -- before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable "confidence interval" using the fair values provided by the Vendor.

In the event that the Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. In addition, although we use the same method to determine the NAV of Class A and Class C Shares, the NAV of the Fund's Class C Shares may be lower than that of its Class A Shares because Class C Shares have higher distribution expenses. For further information about how we determine the value of the Fund's investments, see the SAI.

BUY AND SELL PRICES. When you buy Class A or Class C Shares of the Fund, the price you will pay (the "offering price") is based on the net asset value per share of the applicable Class of Shares next determined after we receive your order, plus any applicable sales charges. When you sell Class A or Class C Shares of the Fund, you receive proceeds based on the net asset value per share of the applicable Class of Shares next determined after we receive your order, minus any applicable deferred sales charges, redemption fees and/or exchange fees.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by the Transfer Agent prior to the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). If the Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

The Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. The Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to the Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Fund or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of shares of HighMark Funds or excessive or short-term trading that may disadvantage long-term HighMark Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              13


--------------------------------------------------------------------------------
resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, the Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect the Fund's performance.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Fund.

A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in foreign securities. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

REDEMPTION FEES AND EXCHANGE FEES. As noted in the "Shareholder Fees" table for the Fund, the Fund imposes a 2% redemption fee on the proceeds of Class A Shares redeemed 30 days or less after their purchase. The Fund also imposes an exchange fee on Class A Shares exchanged 30 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the Fund.

The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 30 days. For Shares of the Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

The redemption or exchange fee is not imposed on transactions by HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund, HighMark Capital Growth Allocation Fund or HighMark Diversified Equity Allocation Fund. The redemption or exchange fee is also not imposed on shares of the Fund held in omnibus accounts for which the applicable financial intermediary is not (i) providing HighMark Funds with the information necessary for HighMark Funds to assess the redemption or exchange fee or (ii) assessing the redemption or exchange fee on behalf of HighMark Funds. For all accounts, the redemption or exchange fee is not imposed on:

o shares redeemed due to death, disability or a qualified domestic relations order;

o     shares redeemed pursuant to systematic withdrawal programs;

o transactions involving shares purchased by means of automated or pre-established purchase plans, including employer or payroll reduction plans;

o     shares purchased through reinvested distributions;

o shares redeemed or exchanged due to plan or Fund terminations or restructurings;

o shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

o shares redeemed or exchanged pursuant to an automatic, non-discretionary rebalancing program; and

o     shares converted to another class of shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

o     shares redeemed in payment of plan/account fees;

o shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

o     shares redeemed for loans and hardship withdrawals;

o     shares redeemed due to forfeiture of assets; and

o shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

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HIGHMARK FUNDS
--------------------------------------------------------------------------------
Although the Fund does not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds' Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. The Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS.

Purchases and exchanges should be made primarily for investment purposes. The Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Fund's adviser, or its delegates, will use its best efforts to detect short-term trading activity in the Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, or its delegates, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage the Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners. In the event that the Fund or its agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS

HighMark Capital Management, Inc., the Fund's adviser, has established a policy with respect to the disclosure of a HighMark Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, the Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period by clicking on "Forms and Literature" on the HighMark Funds website. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Note that the Fund or its adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders.

DIVIDENDS AND
DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Fund may periodically declare and pay dividends from net investment income separately for each class of Shares. The Fund distributes any net capital gains and ordinary income it has realized at least once a year. The Fund neither has a targeted dividend rate nor guarantees that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of the Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To make either type of notification, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the Internal Revenue Service
(IRS) treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, the Fund's Class A Shares will pay higher dividends than Class C Shares, because Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND
DISTRIBUTIONS

o     FEDERAL TAXES: For federal income tax purposes,

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                                                                      PROSPECTUS
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                                                                              15


--------------------------------------------------------------------------------
      distributions of investment income that you receive from the Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that the Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund). Distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rate applicable to long-term capital gains, provided the holding period and other requirements are met at both the shareholder and Fund level.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: The Fund's distributions, whether received in cash or reinvested in additional Shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If the Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains the Fund earns on these securities. In general, shareholders in the Fund will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt the Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

* There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

o     Have at least $5,000 in your HighMark Fund(s) account.

o     Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

SWP via check will only run on the 25th of each month. SWP via ACH can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your HighMark Fund(s) may also contribute to the depletion of your principal.

CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING:

If you are currently making additional purchases of shares of HighMark Funds that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

Please contact HighMark Funds at 1-800-433-6884 for more information.

SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of HighMark Money Market or Fixed-Income Funds to make regular exchanges from their accounts into the same class of a HighMark Equity Fund, including the Small Cap Advantage Fund. The minimum monthly exchange is $1,200 per HighMark Equity Fund. You can choose to make these

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HIGHMARK FUNDS
--------------------------------------------------------------------------------
exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.

To participate in the Systematic Exchange Plan, you must:

      o Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund account(s).

      o     Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

MORE ABOUT
HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management also serves as the administrator of the HighMark Funds.

HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subisidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2006, UnionBanCal Corporation and its subsidiaries had approximately $52.0 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $19.0 billion in assets under management. HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.

For its advisory services to the Small Cap Advantage Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.95% of the Fund's average daily net assets.

A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and the Fund will be available in HighMark Funds' report to shareholders for the period ending on July 31, 2006.

PORTFOLIO MANAGERS

David J. Goerz, a Senior Vice President and Chief Investment Officer, will be co-manager for HighMark Small Cap Advantage Fund upon the Fund's commencement of investment operations. Mr. Goerz has been associated with HighMark Capital Management, Inc. since 2003. Prior to joining HighMark Capital Management, Mr. Goerz was Chief Investment Officer for Morningstar Associates from 2002 to 2003. Mr. Goerz was Vice President, Director of Global Asset Allocation Research and Portfolio Manager for Wellington Management Company from 1995-2002.

Richard Rocke, a Vice President and Director of Quantitative Strategies Group, will be co-manager for HighMark Small Cap Advantage Fund upon the Fund's commencement of investment operations. Mr. Rocke has been associated with HighMark Capital Management, Inc. since 1999.

The SAI provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

FINANCIAL HIGHLIGHTS

Financial information for the Fund is not presented because Shares of the Fund were not offered prior to the date of this Prospectus.

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OTHER INVESTMENT MATTERS

The Fund is not a complete investment program. The investment objectives or goals of the Fund and the investment policies of the Fund can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Fund may invest.

FUND NAME

Small Cap Advantage Fund

INSTRUMENT                                                              RISK TYPE
---------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign                   Market
Shares of a company held by a U.S. bank that issues a                   Political
receipt evidencing ownership. ADRs pay dividends in U.S. dollars.       Foreign Investment
---------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts                  Credit
drawn on and accepted by a commercial bank. They generally              Liquidity
have maturities of six months or less.                                  Market
---------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate           Market
securities that obligate the issuer to pay the bondholder               Credit
a specified sum of money, usually at specific intervals, and            Prepayment/Call
to repay the principal amount of the loan at maturity.
---------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the                 Management
right to buy, and obligates the seller of the option to sell,           Liquidity
a security at a specified price. A put option gives the buyer           Credit
the right to sell, and obligates the seller of the option to buy,       Market
a security at a specified price.                                        Leverage
---------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments                         Market
with a stated maturity.                                                 Credit
                                                                        Liquidity
---------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                      Credit
promissory notes issued by corporations and other entities.             Liquidity
Their maturities generally vary from a few days to nine months.         Market
---------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                         Market
---------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that                   Market
convert to common stock.                                                Credit
---------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and standby           Market
commitments to purchase the securities at a fixed price (usually        Liquidity
with accrued interest) within a fixed period of time following          Management
demand by the Fund.
---------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an                 Management
underlying contract, index or security, or any combination              Market
thereof, including futures, options (e.g., puts and calls),             Credit
options on futures, swap agreements, and some                           Liquidity
mortgage-backed securities.                                             Leverage
                                                                        Prepayment/Call
                                                                        Hedging
---------------------------------------------------------------------------------------------

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HIGHMARK FUNDS
--------------------------------------------------------------------------------

INSTRUMENT                                                              RISK TYPE
---------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS: Exchange traded funds ("ETFs") are               Market
hybrid investment companies that are registered as open-end
investment companies or unit investment trusts ("UITs") but
possess some characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs"),
NASDAQ-100 Index Tracking Stock and iShares, which may be
obtained from the UIT or investment company issuing the
securities or purchased in the secondary market. ETF shares
traded in the secondary market may be purchased and sold at
market prices in transactions on an exchange. By investing in an ETF, the Fund will indirectly bear its proportionate share of any expenses paid by the ETF in addition to the expenses of
the Fund.
---------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies                  Market
including ADRs and Global Depository Receipts (GDRs), as well           Political
as commercial paper of foreign issuers and obligations of               Foreign Investment
foreign governments, companies, banks, overseas branches of             Liquidity
U.S. banks or supranational entities.                                   Emerging Market
                                                                        Prepayment/Call
---------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                    Management
purchase or sell a specific amount of a currency at a fixed             Liquidity
future date and price set by the parties involved at the time the       Credit
contract is negotiated.                                                 Market
                                                                        Political
                                                                        Leverage
                                                                        Foreign Investment
---------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the               Management
future sale and purchase of a specific amount of a specific             Market
security, class of securities, or index at a specified time in          Credit
the future and at a specified price.                                    Liquidity
                                                                        Leverage
---------------------------------------------------------------------------------------------
HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment                Credit
grade by the primary rating agencies (e.g., BB or lower by              Market
Standard & Poor's and Ba or lower by Moody's). These securities         Liquidity
are considered speculative and involve greater risk of loss than investment grade bonds. Also called "lower rated bonds,"
"noninvestment grade bonds" and "junk bonds."
---------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be               Liquidity
sold within seven business days at the value the Fund                   Market
has estimated for them. The Fund may invest up to
15% of its net assets in illiquid securities.
---------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                     Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
As a shareholder of an investment company, the Fund will
indirectly bear investment management fees of that investment company, which are in addition to the management fees the
Fund pays its own adviser.
---------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

INSTRUMENT                                                              RISK TYPE
---------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher             Market
by Standard & Poor's; Baa or better by Moody's; similarly               Credit
rated by other nationally recognized rating organizations;              Prepayment/Call
or, if not rated, determined to be of comparably high
quality by the Fund's adviser.
---------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                        Market
dollar-denominated debt securities with remaining                       Credit
maturities of one year or less. These may include short-term
U.S. government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations. These securities may carry fixed or variable interest rates.
---------------------------------------------------------------------------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued                Credit
by supranational agencies that are chartered to promote                 Foreign Investment
economic development and are supported by various                       Prepayment/Call
governments and government agencies.
---------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends        Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
---------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS: Real estate investment trusts            Market
("REITs") are pooled investment vehicles that invest primarily in       Credit
income-producing real estate or real estate related loans or            Prepayment/Call
interests. The real estate properties in which REITs invest
typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated
by the related properties. By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                   Market
the simultaneous commitment to return the security to the               Leverage
seller at an agreed upon price on an agreed upon date.
This is treated as a loan.
---------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                   Market
and the simultaneous commitment to buy the security back                Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by the Fund.
---------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the              Liquidity
Securities Act of 1933, such as privately placed commercial             Market
paper and Rule 144A securities.
---------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the                 Market
Fund's total assets. In return the Fund will receive                    Leverage
cash, other securities and/or letters of credit.                        Liquidity
                                                                        Credit
---------------------------------------------------------------------------------------------

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HIGHMARK FUNDS
--------------------------------------------------------------------------------

INSTRUMENT                                                              RISK TYPE
---------------------------------------------------------------------------------------------
SWAP AGREEMENTS: A transaction where one                                Management
security or characteristic of a security is swapped                     Market
for another. An example is when one party trades                        Credit
newly issued stock for existing bonds with                              Liquidity
another party.                                                          Leverage
---------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in              Liquidity
exchange for a deposit of money.                                        Credit
                                                                        Market
---------------------------------------------------------------------------------------------
TREASURY INFLATION PROTECTED SECURITIES: Treasury inflation             Market
protected securities ("TIPS") are fixed income securities issued        Interest Rate
by the U.S. Treasury whose principal value is periodically
adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.
---------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment               Market
growth receipts and certificates of accrual of Treasury securities.
---------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                   Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases a
fixed portfolio of income-producing securities, such as
corporate, municipal, or government bonds, mortgage-backed
securities or preferred stock. Unit holders receive an
undivided interest in both the principal and the income
portion of the portfolio in proportion to the amount of
capital they invest. The portfolio of securities remains
fixed until all the securities mature and unit holders have
recovered their principal.
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                    Market
by agencies and instrumentalities of the U.S. government.               Credit
These include Ginnie Mae, Fannie Mae and Freddie Mac.                   Prepayment/Call
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                         Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.
---------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                Credit
interest rates that are reset daily, weekly, quarterly or on            Liquidity
some other schedule. Such instruments may be payable to                 Market
the Fund on demand.
---------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a            Market
proportionate amount of common stock at a specified price.              Credit
Warrants are typically issued with preferred stock and bonds.
---------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                         Market
A purchase of, or contract to purchase, securities at a fixed           Credit
price for delivery at a future date.                                    Leverage
                                                                        Liquidity
---------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of                  Credit
debt that pay no interest, but are issued at a discount from            Market
their value at maturity. When held to maturity, their entire            Zero Coupon
return equals the difference between their issue price and
their maturity value.
---------------------------------------------------------------------------------------------

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OTHER RISKS

HighMark Funds also offers shares of the Income Plus Allocation Fund, Growth & Income Allocation Fund, Capital Growth Allocation Fund and Diversified Equity Allocation Fund (collectively the "Asset Allocation Portfolios"). Each of the Asset Allocation Portfolios is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. Fiduciary shares of the Fund and certain other series of HighMark Funds not offered in this prospectus (collectively the "Underlying Funds") are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in the Fund profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

EMERGING MARKET RISK. To the extent that the Fund invests in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (in the case of the Fund small-cap stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of the Fund.

MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in

----------
PROSPECTUS
----------
22


HIGHMARK FUNDS
--------------------------------------------------------------------------------

interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

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                                                                              23


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NOTES

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PROSPECTUS
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HIGHMARK FUNDS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR
HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
Two World Financial Center
New York, NY 10281

TRANSFER AGENT
STATE STREET BANK & TRUST COMPANY
P.O. Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain the SAI free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         SEI Investments Distribution Co.
         1 Freedom Valley Drive
         Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

[MOUNTAIN RANGE GRAPHIC OMITTED]

[HIGHMARK FUNDS(R) LOGO OMITTED]

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

www.highmarkfunds.com

                                                                 HMK-PS-021-0300
                                                                   84838-B-11/06

--------------------------------------------------------------------------------
                                 NOVEMBER 6, 2006, AS AMENDED, JANUARY 17, 2007
--------------------------------------------------------------------------------

HIGHMARK
   The smarter approach to investing.

SMALL CAP ADVANTAGE FUND         FIDUCIARY SHARES
--------------------------------------------------------------------------------

prospectus

[MOUNTAIN RANGE GRAPHIC OMITTED]

[HIGHMARK FUNDS(R) LOGO OMITTED]

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

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                                                                      PROSPECTUS
                                                                      ----------
                                                                               1


--------------------------------------------------------------------------------

HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The investment portfolios have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of one of the investment portfolios, HighMark's Small Cap Advantage Fund (the "Fund") that you should know before investing. The Fund also offers additional classes of Shares called Class A and Class C Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

INDIVIDUAL HIGHMARK FUND PROFILE

Small Cap Advantage Fund ..................................................    2

SHAREOWNER GUIDE -- HOW TO INVEST IN THE FUND

Choosing a Share Class ....................................................    5
Payments to Financial Firms ...............................................    5
Opening an Account ........................................................    6
Buying Shares .............................................................    7
Selling Shares ............................................................    7
Exchanging Shares .........................................................    8
Transaction Policies ......................................................    8
Dividends and Distributions ...............................................   11
Taxes .....................................................................   11
Investor Services .........................................................   12

MORE ABOUT THE FUND

Investment Management .....................................................   13
Financial Highlights ......................................................   13
Other Investment Matters ..................................................   14
Glossary of Investment Risks ..............................................   18

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A.*, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause the Fund to underperform other funds with similar objectives.

* Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Fund.

--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]         FUND SUMMARY

[QUOTES GRAPHIC OMITTED]            INVESTMENT STRATEGY

[EXCLAMATION MARK GRAPHIC OMITTED]  WHAT ARE THE MAIN
                                    RISKS OF INVESTING
                                    IN THIS FUND?

[AT SIGN GRAPHIC OMITTED]           PERFORMANCE INFORMATION

[QUESTION MARK GRAPHIC OMITTED]     DID YOU KNOW?

[POUND SIGN GRAPHIC OMITTED]        FUND INFORMATION

[DOLLAR SIGN GRAPHIC OMITTED]       FEES AND EXPENSES

--------------------------------------------------------------------------------

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2


HIGHMARK FUNDS
SMALL CAP ADVANTAGE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED] FUND SUMMARY
      INVESTMENT GOAL                  To seek long-term capital appreciation
      ------------------------------------------------------------------------------------------------------------------
      INVESTMENT FOCUS                 U.S. common stocks of small-cap companies
      ------------------------------------------------------------------------------------------------------------------
      PRINCIPAL INVESTMENT STRATEGY    Seeks to identify companies with strong earnings growth and that are selling at an attractive valuation
      ------------------------------------------------------------------------------------------------------------------
      SHARE PRICE VOLATILITY           Moderate to High
      ------------------------------------------------------------------------------------------------------------------
      INVESTOR PROFILE                 Risk tolerant investors seeking long-term capital appreciation
      ------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED] INVESTMENT STRATEGY

HighMark Small Cap Advantage Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. SMALL CAPITALIZATION companies that the adviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of small capitalization companies.

The adviser uses an actively managed bottom-up stock selection process for choosing securities across a small-cap equity market universe that primarily includes companies represented in the Russell 2000 Index. The Fund seeks to identify those securities most attractive from a fundamental perspective, based on favorable valuation factors, supportive management criteria, and potential for price appreciation to allocate security holdings. The Fund will tend to show a preference for inexpensive stocks characterized by favorable valuation characteristics and improving catalysts.

Portfolio risk is managed using a portfolio construction process that imposes active security and sector exposure limits while balancing overall portfolio risk versus expected excess return. This portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Risk characteristics of the portfolio are monitored in an effort to minimize return volatility relative to the Russell 2000 Index. Investments are sold when, as determined by the Fund's adviser, relative fundamentals deteriorate or alternative investments become sufficiently more attractive.

In addition to holdings in primarily small-cap equity securities, the Fund may buy American Depository Receipts (ADRs) and invest in derivatives including equity index futures and exchange traded funds ("ETF" securities) as warranted. Derivatives, particularly index futures and options, may be used by the Fund to shift style or size exposure, as well as efficiently manage cash flow from shareholder redemptions or subscriptions. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single sector, country or region. Non-U.S. equity exposure is limited, under normal market conditions, to no more than 10% of the total assets of the Fund. Fixed income and cash equivalent assets will generally not exceed 10% of the total assets of the Fund under normal market conditions.

In addition to those securities described above, the Fund may invest in other types of securities including fixed income securities and very short-term debt obligations called money market securities. Investment in such securities could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page 14.

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                                                                               3


--------------------------------------------------------------------------------

[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN
                                   RISKS OF INVESTING
                                   IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of small U.S. growth companies--may underperform other kinds of investments or the market as a whole.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 18. For more information about additional risks to which the Fund may be subject, please see page 14.

--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED] PERFORMANCE
                          INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

--------------------------------------------------------------------------------

[POUND SIGN GRAPHIC OMITTED] FUND
                             INFORMATION

                             CLASS         CUSIP         TICKER
                             -------------------------------------
                             Fiduciary     431112465     N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[QUESTION MARK GRAPHIC OMITTED] DID YOU KNOW?

The managers consider companies to have a SMALL CAPITALIZATION if their capitalization is generally within the range of those companies in the Russell 2000(R) Index.

--------------------------------------------------------------------------------

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4


HIGHMARK FUNDS
SMALL CAP ADVANTAGE FUND (CONTINUED)
--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fiduciary Shares of the Small Cap Advantage Fund. The first table describes the fees that you would pay directly from your investment if you bought or sold Fiduciary Shares. The second table describes the expenses you would pay indirectly if you held Fiduciary Shares.

-------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------
                                                                                       FIDUCIARY
                                                                                         SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                        2.00%
Exchange Fee (as a percentage of amount exchanged, if applicable)*                         2.00%

-------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------
                                                                                       FIDUCIARY
                                                                                         SHARES
Investment Advisory Fees                                                                 0.95%
Distribution (12b-1) Fees                                                                 0%
Other Expenses+                                                                          0.47%
                                                                                       ------
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                   1.42%
Fee Waiver                                                                               0.10%
  NET EXPENSES++                                                                         1.32%

* Applicable to Fiduciary Shares held 30 days or less. Does not include any wire transfer fees, if applicable.

+     Other Expenses are based on estimated amounts for the current fiscal year.

++ The Fund's adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, as well as taxes relating to transacting in foreign securities, if any) for Fiduciary Shares from exceeding 1.32% for the period beginning November 6, 2006 and ending on November 30, 2007. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses (exclusive of portfolio brokerage and transaction costs, as well as taxes relating to transacting in foreign securities, if any) at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

            Fiduciary Shares:  1.30%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR           3 YEARS

Fiduciary Shares         $134             $438

                                                                      ----------
                                                                      PROSPECTUS
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                                                                               5


--------------------------------------------------------------------------------

SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider whether an investment in the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

FOREIGN INVESTORS

The Fund does not accept investments by non-resident aliens.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares.

FIDUCIARY SHARES

o     No sales charge.

o     No Distribution (12b-1) fees.

o     AVAILABLE ONLY TO THE FOLLOWING INVESTORS AND ACCOUNTS:

      o Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

      o Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

      o Investors who currently own Shares of a HighMark equity or fixed income fund that they purchased prior to June 20, 1994 within an account registered in their name with the HighMark Funds;

      o Current and retired trustees of HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

      o Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

      o Retirement and other benefit plans sponsored by governmental entities; and

      o Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $250,000 for the Fund.

THE SMALL CAP ADVANTAGE FUND ALSO OFFERS CLASS A AND CLASS C SHARES. EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. CLASS A AND CLASS C SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OR UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

PAYMENTS TO FINANCIAL FIRMS

Your broker, dealer, financial adviser or other financial intermediaries, including TruSource and other affiliates of HighMark Capital Management, Inc., may receive certain other payments and compensation described below. These arrangements may apply to any or all of your Shares, including but not limited to, Shares held through retirement plans.

For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries. The Fund may make payments under HighMark Funds' shareholder services plans relating to the Class A Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class(es) of Shares of the Fund. The shareholder services plans are more fully described in the SAI. Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other series of HighMark Funds not offered in this prospectus.

MARKETING SUPPORT PAYMENTS. HighMark Capital Management, Inc. may make payments from its own assets to financial firms that sell the HighMark Funds. The amounts of these payments may vary from time to time. Speak with your financial adviser to learn more about these payments

PAYMENTS FOR DISTRIBUTION AND SHAREHOLDER SERVICES. In addition to the foregoing revenue sharing and marketing support payments, HighMark Capital Management, Inc., directly or through an agent, also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of the Fund and/or for the servicing of Shares of the Fund. These payments made by HighMark Capital Management may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Fund and payments for employee training and education relating to the Fund; (2) listing fees for the placement of the Fund on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Fund with "shelf space"

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6


HIGHMARK FUNDS
--------------------------------------------------------------------------------

and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Fund on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances.

Payments made by HighMark Capital Management, Inc. or its agents to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of the firm's salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that the Fund will receive for the sale of Shares.

A number of factors are considered in determining the amount of these additional payments, including each financial firm's HighMark Funds sales and total assets, and the financial firm's willingness to give HighMark Capital Management, Inc. or the Fund's distributor access to its financial advisers for educational purposes. At times, the financial firm might include the Fund on a "select" or "preferred" list. HighMark Capital Management's goals include educating the investment advisers about the Fund so that they can provide suitable information and advice to prospective investors and shareholders of the Fund.

Pursuant to the terms of an agreement between HighMark Capital Management, Inc. and SEI Investments Distribution Co., HighMark Capital Management makes payments to SEI Investments Distribution Co. for marketing and wholesaling the Fund.

IF INVESTMENT ADVISERS, ADMINISTRATORS, DISTRIBUTORS OR AFFILIATES OF MUTUAL FUNDS PAY BONUSES AND INCENTIVES IN DIFFERING AMOUNTS, FINANCIAL FIRMS AND THEIR FINANCIAL CONSULTANTS MAY HAVE FINANCIAL INCENTIVES FOR RECOMMENDING A PARTICULAR MUTUAL FUND OVER OTHER MUTUAL FUNDS. IN ADDITION, DEPENDING ON THE ARRANGEMENTS IN PLACE AT ANY PARTICULAR TIME, A FINANCIAL FIRM AND ITS FINANCIAL CONSULTANTS MAY ALSO HAVE A FINANCIAL INCENTIVE FOR RECOMMENDING A PARTICULAR SHARE CLASS OVER OTHER SHARE CLASSES. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Fund, HighMark Capital Management and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase. HighMark Capital Management does not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Fund may receive commissions from the Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.    Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for Fiduciary Shares of the Fund are as follows:

      o     INITIAL PURCHASE:       $1,000 for the Fund

                                    $100 for Automatic Investment Plan

      o     ADDITIONAL PURCHASES:   $100 for the Fund

                                    $100 monthly minimum per
                                    HighMark Fund for Automatic
                                    Investment Plan

      We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

      What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening an account.

      HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

      In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

      Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

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      Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

      However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE FUND'S ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

o Deliver your completed application to your financial representative, or mail it to the Fund's Transfer Agent (address below).

o Obtain your Fund account number by calling your financial representative or our Transfer Agent.

o     Instruct your bank to wire the amount of your investment to:

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02101
      ABA# 011000028
      DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

o     Call our Transfer Agent before wiring any funds.

o     Instruct your bank to wire the amount of your investment to:

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02101
      ABA# 011000028
      DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

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THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

o Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

o Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

o Obtain a current prospectus for the Fund or other investment portfolio of HighMark Funds into which you are exchanging by calling us or contacting your financial representative.

o     Call us or contact your financial representative to request an exchange.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

o     you are selling more than $50,000 worth of Shares.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House (ACH) to a bank account other than that on record.

o     you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

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HIGHMARK FUNDS
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RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND: The Fund reserves the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES: Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell some of your Shares within a fairly short period of time. Before the Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES: You may exchange Fiduciary Shares of one HighMark Fund for Fiduciary Shares of another HighMark Fund (the "new HighMark Fund"), provided that you:

o     Are qualified to invest in the new HighMark Fund.

o Satisfy the initial and additional investment minimums for the new HighMark Fund.

o Invest in the same Share class in the new HighMark Fund as you did in the previous HighMark Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging. You may also exchange your Fiduciary Shares of a HighMark Fund for Class A or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new HighMark Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value per share of a class is calculated according to the following formula:

      (Total market value of the Fund's investments and other assets allocable to the class - the class's liabilities)

      / Total number of the Fund's Shares outstanding in the class

      = The class's net asset value per share

We determine the net asset value (NAV) of the Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that HighMark Funds' Board of Trustees believes accurately reflects fair value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which HighMark Funds calculates net asset value. The closing prices of such securities may no longer reflect their market value at the time HighMark Funds calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that HighMark Funds calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If the adviser or the sub-adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which HighMark Funds calculates net asset value, it shall immediately notify the sub-administrator and request that a fair value committee (the "Committee") meeting be called.

The sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time HighMark Funds calculates net asset value. If price movements in a monitored index or security exceed levels established by the sub-administrator ("trigger points"), the sub-administrator will notify the adviser or the sub-adviser of any Fund holding foreign securities that such limits have been exceeded. If the monitored index or security is considered indicative only of securities in a specific region, the sub-administrator will only notify the adviser of the Fund that holds securities from that region. If an applicable trigger point is exceeded, the sub-administrator shall request that a Committee meeting be called.

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In addition, HighMark Funds uses a third party fair valuation vendor (the
"Vendor") for equity securities that are traded primarily on non-U.S. exchanges. The Vendor provides a fair value for such securities based on certain factors and methods, which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Vendor fair values if there is a movement in the U.S. market that exceeds a specific threshold ("trigger threshold") that has been established by the Committee. The Committee also establishes a "confidence interval" -- representing the correlation between the price of a specific foreign security and movements in the U.S. market -- before the security will be fair valued based upon the trigger threshold being exceeded. If a trigger threshold is exceeded, HighMark Funds values its non-U.S. securities that exceed the applicable "confidence interval" using the fair values provided by the Vendor.

In the event that the Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. For further information about how we determine the value of the Fund's investments, see the SAI.

BUY AND SELL PRICES. When you buy Fiduciary Shares of the Fund, the amount you pay per share is based on the net asset value per share of such class of Shares next determined after we receive your order. When you sell Fiduciary Shares of the Fund, the amount of your proceeds are based on the net asset value per share of such class of Shares next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by the Transfer Agent prior to the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). If the Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

The Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. The Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to the Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Fund or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Funds' Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of shares of HighMark Funds or excessive or short-term trading that may disadvantage long-term HighMark Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Fund will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may

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HIGHMARK FUNDS
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disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, the Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, the Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, the Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect the Fund's performance.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price (referred to as "time zone arbitrage"). The Fund has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Fund.

A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in foreign securities. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities.

REDEMPTION FEES AND EXCHANGE FEES. As noted in the "Shareholder Fees" table for the Fund, the Fund imposes a 2% redemption fee on the proceeds of Fiduciary Shares redeemed 30 days or less after their purchase. The Fund also imposes an exchange fee on Fiduciary Shares exchanged 30 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the Fund.

The fee is imposed to the extent that the number of Fund Shares redeemed or exchanged by a shareholder exceeds the number of Fund Shares that have been held by such shareholder more than 30 days. For Shares of the Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed or exchanged first.

The redemption or exchange fee is not imposed on transactions by HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund, HighMark Capital Growth Fund or HighMark Diversified Equity Allocation Fund. The redemption or exchange fee is also not imposed on shares of the Fund held in omnibus accounts for which the applicable financial intermediary is not (i) providing HighMark Funds with the information necessary for HighMark Funds to assess the redemption or exchange fee or (ii) assessing the redemption or exchange fee on behalf of HighMark Funds. For all accounts, the redemption or exchange fee is not imposed on:

o shares redeemed due to death, disability or a qualified domestic relations order;

o     shares redeemed pursuant to systematic withdrawal programs;

o transactions involving shares purchased by means of automated or pre-established purchase plans, including employer or payroll reduction plans;

o     shares purchased through reinvested distributions;

o shares redeemed or exchanged due to plan or Fund terminations or restructurings;

o shares redeemed as part of an automated dividend exchange election established in advance of the exchange;

o shares redeemed or exchanged pursuant to an automatic, non-discretionary rebalancing program; and

o     shares converted to another class of shares within the same fund.

In addition, for retirement plans, the redemption fee is also not imposed on:

o     shares redeemed in payment of plan/account fees;

o shares redeemed as a return of excess contribution amounts or to meet minimum required distributions;

o     shares redeemed for loans and hardship withdrawals;

o     shares redeemed due to forfeiture of assets; and

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o     shares redeemed to pay small balance account fees and involuntary redemptions resulting from failure to meet account minimums.

Although the Fund does not normally grant individual waivers of the redemption or exchange fee, the redemption or exchange fee may be waived by HighMark Funds' Chief Compliance Officer or her designee, based upon a review of the facts and circumstances in a written request for waiver of the redemption or exchange fee. The Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. The Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Fund's adviser, or its delegates, will use its best efforts to detect short-term trading activity in the Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, or its delegates, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage the Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners. In the event that the Fund or its agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS

HighMark Capital Management, Inc., the Fund's adviser, has established a policy with respect to the disclosure of a HighMark Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, the Fund's complete monthly portfolio holdings are generally available to you 30 days after the end of the period by clicking on "Forms and Literature" on the HighMark Funds website. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Note that the Fund or its adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. The Fund may periodically declare and pay dividends from net investment income separately for each class of Shares. The Fund distributes any net capital gains and ordinary income it has realized at least once a year. The Fund neither has a targeted dividend rate nor guarantees that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To make either type of notification, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the Internal Revenue Service
(IRS) treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

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TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

o FEDERAL TAXES: For federal income tax purposes, distributions of investment income that you receive from the Fund are generally taxable as ordinary income. Distributions of gains from the sale of investments that the Fund owned for one year or less also will be taxable as ordinary income (regardless of how long you've owned Shares in the Fund). Distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains (regardless of how long you've owned Shares in the Fund). Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: The Fund's distributions, whether received in cash or reinvested in additional Shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If the Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in the Fund will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt the Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per HighMark Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

* There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per HighMark Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

o     Have at least $5,000 in your HighMark Fund(s) account.

o     Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

SWP via check will only run on the 25th of each month. SWP via ACH can be run on any date. If your automatic withdrawals through SWP exceed the income your HighMark Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your HighMark Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a medallion guarantee).

Please contact HighMark Funds at 1-800-433-6884 for more information.

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SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of HighMark Money Market or Fixed-Income Funds to make regular exchanges from their accounts into the same class of a HighMark Equity Fund, including the Small Cap Advantage Fund. The minimum monthly exchange is $1,200 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.

To participate in the Systematic Exchange Plan, you must:

o Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund account(s).

o     Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

MORE ABOUT
HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management also serves as the administrator of the HighMark Funds.

HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi UFJ, Ltd. (BTMU). BTMU is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2006, UnionBanCal Corporation and its subsidiaries had approximately $52.0 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $19.0 billion in assets under management. HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.

For its advisory services to the Small Cap Advantage Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of 0.95% of the Fund's average daily net assets.

A discussion regarding the basis for HighMark Funds' Board of Trustees approving the advisory agreement between HighMark Capital Management, Inc. and the Fund will be available in HighMark Funds' report to shareholders for the period ending on July 31, 2006.

PORTFOLIO MANAGERS

David J. Goerz, a Senior Vice President and Chief Investment Officer, will be co-manager for HighMark Small Cap Advantage Fund upon the Fund's commencement of investment operations. Mr. Goerz has been associated with HighMark Capital Management, Inc. since 2003. Prior to joining HighMark Capital Management, Mr. Goerz was Chief Investment Officer for Morningstar Associates from 2002 to 2003. Mr. Goerz was Vice President, Director of Global Asset Allocation Research and Portfolio Manager for Wellington Management Company from 1995-2002.

Richard Rocke, a Vice President and Director of Quantitative Strategies Group, will be co-manager for HighMark Small Cap Advantage Fund upon the Fund's commencement of investment operations. Mr. Rocke has been associated with HighMark Capital Management, Inc. since 1999.

The SAI provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

FINANCIAL HIGHLIGHTS

Financial information for the Fund is not presented because Shares of the Fund were not offered prior to the date of this Prospectus.

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OTHER INVESTMENT MATTERS

The Fund is not a complete investment program. The investment objectives or goals of the Fund and the investment policies of the Fund can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Fund may invest.

FUND NAME

Small Cap Advantage Fund

INSTRUMENT                                                                               RISK TYPE
------------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign                                    Market
Shares of a company held by a U.S. bank that issues a receipt                            Political
evidencing ownership. ADRs pay dividends in U.S. dollars.                                Foreign Investment
------------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts                                   Credit
drawn on and accepted by a commercial bank. They generally                               Liquidity
have maturities of six months or less.                                                   Market
------------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate                            Market
securities that obligate the issuer to pay the bondholder                                Credit
a specified sum of money, usually at specific intervals, and to                          Prepayment/Call
repay the principal amount of the loan at maturity.
------------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right                            Management
to buy, and obligates the seller of the option to sell, a security                       Liquidity
at a specified price. A put option gives the buyer the right to                          Credit
sell, and obligates the seller of the option to buy, a security                          Market
at a specified price.                                                                    Leverage
------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a                                   Market
stated maturity.                                                                         Credit
                                                                                         Liquidity
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                                       Credit
promissory notes issued by corporations and other entities.                              Liquidity
Their maturities generally vary from a few days to nine months.                          Market
------------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                                          Market
------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert                            Market
to common stock.                                                                         Credit
------------------------------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and standby                            Market
commitments to purchase the securities at a fixed price (usually                         Liquidity
with accrued interest) within a fixed period of time following                           Management
demand by the Fund.
------------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an                                  Management
underlying contract, index or security, or any combination                               Market
thereof, including futures, options (e.g., puts and calls), options                      Credit
on futures, swap agreements, and some mortgage-backed                                    Liquidity
securities.                                                                              Leverage
                                                                                         Prepayment/Call
                                                                                         Hedging

------------------------------------------------------------------------------------------------------------------

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
INSTRUMENT                                                                               RISK TYPE
------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS: Exchange traded funds ("ETFs") are                                Market
hybrid investment companies that are registered as open-end
investment companies or unit investment trusts ("UITs") but
possess some characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs"),
NASDAQ-100 Index Tracking Stock and iShares, which may be
obtained from the UIT or investment company issuing the
securities or purchased in the secondary market. ETF shares
traded in the secondary market may be purchased and sold at
market prices in transactions on an exchange. By investing in an ETF, the Fund will indirectly bear its proportionate share of any expenses paid by the ETF in addition to the expenses of
the Fund.
------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies including                         Market
ADRs and Global Depository Receipts (GDRs), as well as                                   Political
commercial paper of foreign issuers and obligations of foreign                           Foreign Investment
governments, companies, banks, overseas branches of U.S. banks                           Liquidity
or supranational entities.                                                               Emerging Market
                                                                                         Prepayment/Call
------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                                     Management
purchase or sell a specific amount of a currency at a fixed                              Liquidity
future date and price set by the parties involved at the time                            Credit
the contract is negotiated.                                                              Market
                                                                                         Political
                                                                                         Leverage
                                                                                         Foreign Investment
------------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the                                Management
future sale and purchase of a specific amount of a specific                              Market
security, class of securities, or index at a specified time in                           Credit
the future and at a specified price.                                                     Liquidity
                                                                                         Leverage
------------------------------------------------------------------------------------------------------------------
HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment                                 Credit
grade by the primary rating agencies (e.g., BB or lower by                               Market
Standard & Poor's and Ba or lower by Moody's). These securities                          Liquidity
are considered speculative and involve greater risk of loss than investment grade bonds. Also called "lower rated bonds,"
"noninvestment grade bonds" and "junk bonds."
------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold                           Liquidity
within seven business days at the value the Fund has estimated                           Market
for them. The Fund may invest up to 15% of its net assets in illiquid securities.
------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                                      Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
As a shareholder of an investment company, the Fund will
indirectly bear investment management fees of that investment company, which are in addition to the management
fees the Fund pays its own adviser.
------------------------------------------------------------------------------------------------------------------

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
INSTRUMENT                                                                               RISK TYPE
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher                              Market
by Standard & Poor's; Baa or better by Moody's; similarly                                Credit
rated by other nationally recognized rating organizations; or,                           Prepayment/Call
if not rated, determined to be of comparably high quality by the Fund's adviser.
------------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-                                 Market
denominated debt securities with remaining maturities of one                             Credit
year or less. These may include short-term U.S. government
obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers'
acceptances, and other financial institution obligations.
These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued                                 Credit
by supranational agencies that are chartered to promote                                  Foreign Investment
economic development and are supported by various                                        Prepayment/Call
governments and government agencies.
------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends                         Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS: Real estate investment trusts                             Market
("REITs") are pooled investment vehicles that invest primarily in                        Credit
income-producing real estate or real estate related loans or                             Prepayment/Call
interests. The real estate properties in which REITs invest
typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The yields available from investments in REITs depend on the amount of income and capital appreciation generated
by the related properties. By investing in a REIT, the Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                                    Market
the simultaneous commitment to return the security to the                                Leverage
seller at an agreed upon price on an agreed upon date.
This is treated as a loan.
------------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                                    Market
and the simultaneous commitment to buy the security back                                 Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by the Fund.
------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the                               Liquidity
Securities Act of 1933, such as privately placed commercial                              Market
paper and Rule 144A securities.
------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the                                  Market
Fund's total assets. In return the Fund will receive cash, other                         Leverage
securities and/or letters of credit.                                                     Liquidity
                                                                                         Credit
------------------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS: A transaction where one security or                                     Management
characteristic of a security is swapped for another. An example                          Market
is when one party trades newly issued stock for existing bonds                           Credit
with another party.                                                                      Liquidity
                                                                                         Leverage
------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

INSTRUMENT                                                                               RISK TYPE
------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in                               Liquidity
exchange for a deposit of money.                                                         Credit
                                                                                         Market
------------------------------------------------------------------------------------------------------------------
TREASURY INFLATION PROTECTED SECURITIES: Treasury inflation                              Market
protected securities ("TIPS") are fixed income securities issued                         Interest Rate
by the U.S. Treasury whose principal value is periodically
adjusted according to the rate of inflation. TIPS have varying maturities and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
The interest rate on these securities is fixed at issuance, but over the life of the securities, this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.
------------------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment                                Market
growth receipts and certificates of accrual of Treasury securities.
------------------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                                    Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases a
fixed portfolio of income-producing securities, such as
corporate, municipal, or government bonds, mortgage-backed
securities or preferred stock. Unit holders receive an
undivided interest in both the principal and the income
portion of the portfolio in proportion to the amount of
capital they invest. The portfolio of securities remains
fixed until all the securities mature and unit holders have
recovered their principal.
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by                                  Market
agencies and instrumentalities of the U.S. government. These                             Credit
include Ginnie Mae, Fannie Mae and Freddie Mac.                                          Prepayment/Call
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded                        Market
registered interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                                 Credit
interest rates that are reset daily, weekly, quarterly or on                             Liquidity
some other schedule. Such instruments may be payable to                                  Market
the Fund on demand.
------------------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a                             Market
proportionate amount of common stock at a specified price.                               Credit
Warrants are typically issued with preferred stock and bonds.
------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A                                        Market
purchase of, or contract to purchase, securities at a fixed                              Leverage
price for delivery at a future date.                                                     Liquidity
                                                                                         Credit
------------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of                                   Credit
debt that pay no interest, but are issued at a discount from                             Market
their value at maturity. When held to maturity, their entire                             Zero Coupon
return equals the difference between their issue price and their maturity value.
------------------------------------------------------------------------------------------------------------------

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OTHER RISKS

HighMark Funds also offers shares of the Income Plus Allocation Fund, Growth & Income Allocation Fund, Capital Growth Allocation Fund and Diversified Equity Allocation Fund (collectively the "Asset Allocation Portfolios"). Each of the Asset Allocation Portfolios is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. Fiduciary shares of the Fund and certain other series of HighMark Funds not offered in this prospectus (collectively the "Underlying Funds") are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in the Fund profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

EMERGING MARKET RISK. To the extent that the Fund invests in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (in the case of the Fund small cap stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of the Fund.

MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

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--------------------------------------------------------------------------------

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

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HIGHMARK FUNDS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR
HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
Two World Financial Center
New York, NY 10281

TRANSFER AGENT
STATE STREET BANK & TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain the SAI free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
         SEI Investments Distribution Co.
         1 Freedom Valley Drive
         Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

[MOUNTAIN RANGE GRAPHIC OMITTED]

[HIGHMARK FUNDS(R) LOGO OMITTED]

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

www.highmarkfunds.com

                                                                 HMK-PS-020-0300
                                                                   84838-A-11/06